Capitalized software, net - Schedule of Capitalized Software, Net (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	$ 106,607	$ 23,443	$ 699,753	$ 23,443	$ 16,005
Additions	95,269	83,164		676,310	7,438
Legal entity separation-related adjustments			(699,753)
Ending balance	201,876	106,607	0	699,753	23,443
Cost [member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	160,320	43,193	827,434	43,193	26,699
Additions	115,369	117,127		784,241	16,494
Legal entity separation-related adjustments			(827,434)
Ending balance	275,689	160,320	0	827,434	43,193
Amortization [Member]
Schedule Of Capitalized Software, Net [Line Items]
Beginning balance	(53,713)	(19,750)	(127,681)	(19,750)	(10,694)
Additions	(20,100)	(33,963)		(107,931)	(9,056)
Legal entity separation-related adjustments			127,681
Ending balance	$ (73,813)	$ (53,713)	$ 0	$ (127,681)	$ (19,750)